INCOME TAX (Details) - Pelican Holdco Inc [Member]	Dec. 31, 2025 USD ($)
Deferred start-up and organizational expenditures	$ (18,658)
Total deferred tax assets, net	(18,658)
Valuation allowance	18,658
Deferred tax assets, net of valuation allowance